Fair Value Measurements (Schedule Of Fair Values Of Financial Instruments And Nonfinancial Assets And Liabilities Measured At The Reporting Date) (Details) - Fuel Hedge Contracts [Member] - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Net Asset (Liability)	$ 2,293	$ 4,388
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Net Asset (Liability)	$ 2,293	$ 4,388